Fair value of financial instruments (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Ifrs Statement [Line Items]
Disposal		$ (2,906)
Unrealized exchange loss		(116)
Unrealized gain (loss) on investment portfolio	$ 4,219
Level 3 [Member]
Ifrs Statement [Line Items]
Balance of Level 3 investments, opening	18,291	20,691
Additions	3,555	150
Disposal	(9,272)
Unrealized exchange loss	(90)	(247)
Realized gain on investment portfolio	4,120
Unrealized gain (loss) on investment portfolio	(301)	(2,303)
Balance of level 3 investments, end of period	$ 16,303	$ 18,291